Condensed Financial Information of the Parent Company (Schedule of Statements of Comprehensive Loss) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Operating expenses
Research and product development	$ (46,034)	¥ (298,199)	¥ (104,881)	¥ (38,994)
Sales and marketing	(178,171)	(1,154,155)	(434,191)	(110,071)
General and administrative	(59,502)	(385,442)	(166,988)	(69,679)
Other operating income	1,879	12,175	6,902	1,689
Total operating expenses	(281,828)	(1,825,621)	(699,158)	(217,055)
Loss from operations	(224,620)	(1,455,036)	(473,020)	(97,033)
Other income/(expenses)
Interest income	11,812	76,516	31,284	16,163
Foreign exchange gains/(losses), net	(12,831)	(83,118)	(5,334)	1,286
Other income, net	(205)	(1,336)	(788)	(48)
Loss before income tax expense	(225,844)	(1,462,974)	¥ (447,858)	¥ (79,632)
Income tax benefit	91	589
Net loss attributable to Tuniu Corporation	(225,289)	(1,459,379)	¥ (447,858)	¥ (79,632)
Deemed dividends to preferred shareholders			(15,606)	(59,428)
Net loss attributable to ordinary shareholders	(225,289)	(1,459,379)	(463,464)	(139,060)
Other comprehensive income/(loss)
Foreign currency translation adjustment, net of nil tax		188,106	(1,358)	(4,857)
Comprehensive loss attributable to Tuniu Corporation	$ (196,251)	¥ (1,271,273)	¥ (449,216)	¥ (84,489)
Parent Company [Member]
Operating expenses
Research and product development
Sales and marketing
General and administrative	$ (2,936)	¥ (19,016)	¥ (5,617)	¥ (4,027)
Share of loss of subsidiaries and affiliated entities	(207,047)	(1,341,212)	(446,159)	¥ (77,414)
Other operating income			415
Total operating expenses	(209,983)	(1,360,228)	(451,361)	¥ (81,441)
Loss from operations	(209,983)	(1,360,228)	(451,361)	(81,441)
Other income/(expenses)
Interest income	2,961	19,183	6,619	1,738
Foreign exchange gains/(losses), net	(18,395)	(119,161)	¥ (3,116)	¥ 71
Other income, net	128	827
Loss before income tax expense	(225,289)	(1,459,379)	¥ (447,858)	¥ (79,632)
Net loss attributable to Tuniu Corporation	(225,289)	(1,459,379)	(447,858)	(79,632)
Deemed dividends to preferred shareholders			(15,606)	(59,428)
Net loss attributable to ordinary shareholders	(225,289)	(1,459,379)	(463,464)	(139,060)
Other comprehensive income/(loss)
Foreign currency translation adjustment, net of nil tax	29,038	188,106	(1,358)	(5,331)
Comprehensive loss attributable to Tuniu Corporation	$ (196,251)	¥ (1,271,273)	¥ (449,216)	¥ (84,963)